Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 830,647	₩ 1,045,676
Long-term financial instruments	990	1,221
Financial instruments	831,637	1,046,897
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	95,034	79,511
Long-term financial instruments	988	1,218
Financial instruments	₩ 96,022	₩ 80,729